UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23222

HARTFORD FUNDS EXCHANGE-TRADED TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code:  (610) 386-4068

Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Hartford Corporate Bond ETF

  Schedule of Investments

  April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 92.8%
	Agriculture - 3.7%
$ 190,000	BAT Capital Corp. 3.22%, 08/15/2024(1)	$180,535
220,000	Imperial Brands Finance plc 3.75%, 07/21/2022(2)	220,183
70,000	Nutrien Ltd. 4.13%, 03/15/2035	66,937
70,000	Reynolds American, Inc. 4.85%, 09/15/2023	73,274

		540,929

	Apparel - 0.8%
130,000	NIKE, Inc. 2.38%, 11/01/2026	118,779

	Auto Manufacturers - 3.1%
150,000	Daimler Finance North America LLC 3.88%, 09/15/2021(1)	152,442
	General Motors Financial Co., Inc.
90,000	3.10%, 01/15/2019	90,177
220,000	3.55%, 04/09/2021	219,836

		462,455

	Beverages - 1.7%
	Anheuser-Busch InBev Worldwide, Inc.
140,000	4.44%, 10/06/2048	134,845
115,000	4.60%, 04/15/2048	113,992

		248,837

	Commercial Banks - 23.5%
	Bank of America Corp.
230,000	2.50%, 10/21/2022	219,905
115,000	3 mo. USD LIBOR + 1.090%, 3.09%, 10/01/2025(3)	109,548
80,000	4.18%, 11/25/2027	77,724
110,000	3 mo. USD LIBOR + 1.990%, 4.44%, 01/20/2048(3)	110,235
140,000	Bank of Nova Scotia 4.50%, 12/16/2025	141,128
200,000	Barclays plc 3.68%, 01/10/2023	197,304
	BNP Paribas S.A.
200,000	5 year USD Swap + 1.483%, 4.38%, 03/01/2033(1)(3)	192,780
200,000	5 year USD Swap + 5.150%, 7.38%, 08/19/2025(2)(3)(4)	218,000
150,000	Capital One Financial Corp. 3.75%, 03/09/2027	142,389
	Citigroup, Inc.
40,000	5.30%, 05/06/2044	42,604
30,000	6.68%, 09/13/2043	37,541
160,000	Deutsche Bank AG 3.70%, 05/30/2024	152,525
	Goldman Sachs Group, Inc.
80,000	3.85%, 01/26/2027	77,242
60,000	6.75%, 10/01/2037	72,803
200,000	HSBC Holdings plc 3 mo. USD LIBOR + 1.055%, 3.26%, 03/13/2023(3)	196,779
	JP Morgan Chase & Co.
80,000	3 mo. USD LIBOR + 1.337%, 3.78%, 02/01/2028(3)	77,642
150,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(3)	144,465
220,000	Macquarie Bank Ltd. 4.88%, 06/10/2025(1)	221,196
	Morgan Stanley
110,000	2.63%, 11/17/2021	107,109
70,000	2.65%, 01/27/2020	69,575
80,000	3.95%, 04/23/2027	76,874
200,000	Norddeutsche Landesbank Girozentrale 6.25%, 04/10/2024(2)	198,222

Hartford Corporate Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 200,000	UniCredit S.p.A. 4.63%, 04/12/2027(2)	$200,022
200,000	5 year USD ICE Swap + 3.703%, 5.86%, 06/19/2032(1)(3)	200,010
	Wells Fargo & Co.
70,000	4.13%, 08/15/2023	70,191
100,000	5.38%, 11/02/2043	107,367

		3,461,180

	Commercial Services - 1.2%
80,000	Catholic Health Initiatives 4.35%, 11/01/2042	73,207
120,000	ERAC USA Finance LLC 4.20%, 11/01/2046(1)	110,514

		183,721

	Electric - 8.4%
40,000	Appalachian Power Co. 4.45%, 06/01/2045	41,346
70,000	Cleco Corporate Holdings LLC 4.97%, 05/01/2046	69,330
40,000	Edison International 4.13%, 03/15/2028	39,722
240,000	Fortis, Inc. 3.06%, 10/04/2026	220,134
75,000	Georgia Power Co. 4.30%, 03/15/2042	75,081
40,000	Indiana Michigan Power Co. 4.55%, 03/15/2046	42,007
	Kansas City Power & Light Co.
190,000	3.65%, 08/15/2025	188,349
30,000	4.20%, 03/15/2048	29,767
120,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	128,959
215,000	Pacific Gas & Electric Co. 3.30%, 03/15/2027	201,313
75,000	Southern California Edison Co. 4.13%, 03/01/2048	74,573
125,000	Southern Co. 4.40%, 07/01/2046	123,254

		1,233,835

	Electrical Components & Equipment - 0.5%
70,000	FirstEnergy Transmission, LLC 4.35%, 01/15/2025(2)	71,247

	Environmental Control - 0.7%
110,000	Republic Services, Inc. 3.38%, 11/15/2027	104,661

	Food - 1.2%
	Kraft Heinz Foods Co.
110,000	3.00%, 06/01/2026	99,861
90,000	4.38%, 06/01/2046	80,975

		180,836

	Forest Products & Paper - 0.2%
35,000	International Paper Co. 5.15%, 05/15/2046	35,632

	Gas - 0.7%
110,000	Sempra Energy 3.55%, 06/15/2024	108,274

	Healthcare-Products - 1.0%
150,000	Boston Scientific Corp. 4.00%, 03/01/2028	148,489

	Healthcare-Services - 4.2%
230,000	Anthem, Inc. 2.95%, 12/01/2022	223,003

Hartford Corporate Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 75,000	Dignity Health 5.27%, 11/01/2064	$76,445
60,000	Sutter Health 2.29%, 08/15/2053	58,745
190,000	UnitedHealth Group, Inc. 6.88%, 02/15/2038	255,722

		613,915

	Household Products/Wares - 1.5%
230,000	Reckitt Benckiser Treasury Services plc 2.75%, 06/26/2024(1)	217,391

	Insurance - 6.2%
150,000	Aon plc 3.88%, 12/15/2025	148,613
150,000	CNA Financial Corp. 3.45%, 08/15/2027	140,671
210,000	Demeter Investments B.V. for Swiss Re Ltd. 3 mo. USD LIBOR + 3.593%, 5.75%, 08/15/2050(2)(3)	212,625
200,000	MetLife, Inc. 4.05%, 03/01/2045	188,357
230,000	Voya Financial, Inc. 3.65%, 06/15/2026	219,734

		910,000

	IT Services - 0.4%
70,000	Apple, Inc. 3.75%, 11/13/2047	65,318

	Media - 6.4%
120,000	21st Century Fox America, Inc. 6.15%, 02/15/2041	149,602
110,000	Comcast Corp. 3.20%, 07/15/2036	94,583
90,000	Discovery Communications LLC 5.00%, 09/20/2037	88,164
330,000	Time Warner Cable LLC 8.25%, 04/01/2019	345,770
	Viacom, Inc.
140,000	3.88%, 12/15/2021	141,361
117,000	4.38%, 03/15/2043	103,732
19,000	5.25%, 04/01/2044	19,051

		942,263

	Oil & Gas - 1.4%
55,000	Anadarko Petroleum Corp. 6.60%, 03/15/2046	67,500
140,000	Shell International Finance B.V. 4.00%, 05/10/2046	136,893

		204,393

	Packaging & Containers - 1.3%
190,000	WestRock Co. 4.00%, 03/15/2028(1)	186,876

	Pharmaceuticals - 1.1%
	CVS Health Corp.
105,000	4.78%, 03/25/2038	103,831
60,000	5.05%, 03/25/2048	60,954

		164,785

	Pipelines - 4.7%
230,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	223,725
	Energy Transfer L.P.
150,000	4.20%, 04/15/2027(5)	143,146
50,000	4.65%, 06/01/2021	51,274
90,000	4.75%, 01/15/2026	89,891
110,000	MPLX L.P. 5.20%, 03/01/2047	112,496

Hartford Corporate Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 80,000	Western Gas Partners L.P. 5.30%, 03/01/2048	$78,306

		698,838

	Real Estate Investment Trusts - 5.7%
150,000	Brandywine Operating Partnership L.P. 4.55%, 10/01/2029	146,273
150,000	Brixmor Operating Partnership L.P. 3.90%, 03/15/2027	142,049
300,000	Crown Castle International Corp. 3.40%, 02/15/2021	300,246
	DDR Corp.
150,000	4.25%, 02/01/2026	146,169
110,000	4.70%, 06/01/2027(5)	110,127

		844,864

	Retail - 1.0%
150,000	Dollar Tree, Inc. 3.70%, 05/15/2023	148,905

	Software - 3.1%
220,000	Microsoft Corp. 3.45%, 08/08/2036	210,211
	Oracle Corp.
130,000	2.65%, 07/15/2026	120,206
125,000	2.95%, 11/15/2024	120,730

		451,147

	Telecommunications - 7.1%
	AT&T, Inc.
255,000	4.30%, 02/15/2030(1)	246,835
20,000	4.75%, 05/15/2046	18,627
200,000	5.25%, 03/01/2037	204,380
	Verizon Communications, Inc.
35,000	4.67%, 03/15/2055	32,046
175,000	4.86%, 08/21/2046	171,285
350,000	5.15%, 09/15/2023	376,356

		1,049,529

	Transportation - 1.0%
150,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.38%, 02/01/2022(1)	148,627

	Trucking & Leasing - 1.0%
150,000	Aviation Capital Group LLC 3.88%, 05/01/2023(1)	149,699

	Total Corporate Bonds (cost $14,039,714)	$13,695,425

Municipal Bonds - 4.9%
	Development - 1.5%
$ 160,000	California State, GO Taxable 7.50%, 04/01/2034	$225,050

	General - 1.1%
90,000	Chicago, IL, Transit Auth 6.90%, 12/01/2040	117,659
40,000	Kansas Development Finance Auth, Taxable Rev 4.73%, 04/15/2037	42,155

		159,814

	General Obligation - 2.3%
130,000	City of Houston, TX 6.29%, 03/01/2032	150,355
	Illinois State, GO
110,000	5.10%, 06/01/2033	102,497
10,000	5.88%, 03/01/2019	10,213

Hartford Corporate Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 80,000	State of Illinois, GO 4.35%, 06/01/2018		$80,081

			343,146

	Total Municipal Bonds (cost $721,542)		$728,010

	Total Long-Term Investments (cost $14,761,256)		$14,423,435

Short-Term Investments - 3.6%
	Other Investment Pools & Funds - 2.2%
$ 318,659	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(6)		$318,659

	Securities Lending Collateral - 1.4%
209,040	State Street Navigator Securities Lending Government Money Market Portfolio, 1.69%(6)		209,040

	Total Short-Term Investments (cost $527,699)		$527,699

	Total Investments (cost $15,288,955)	101.3%	$14,951,134
	Other Assets & Liabilities	(1.3)%	(194,321)

	Total Net Assets	100.0%	$14,756,813

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $2,006,905, which represented 13.6% of total net assets.
(2)	These securities were sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell these securities in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell these securities outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $1,120,299, which represented 7.6% of total net assets.
(3)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.
(4)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(5)	Represents entire or partial securities on loan. See Note 2 for securities lending information.
(6)	Current yield as of period end.

Futures Contracts Outstanding at April 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury Long Bond Future	5	06/20/2018	$719,219	$(642)
U.S. Treasury 2-Year Note Future	4	06/29/2018	848,187	(2,382)
U.S. Treasury 5-Year Note Future	17	06/29/2018	1,929,633	(14,141)

Total				$(17,165)

Short position contracts:
U.S. Treasury 10-Year Note Future	19	06/20/2018	$2,272,875	$26,063
U.S. Treasury 10-Year Ultra Future	8	06/20/2018	1,023,125	1,665
U.S. Treasury Ultra Bond Future	3	06/20/2018	471,375	(4,990)

Total				$22,738

Total futures contracts				$5,573

Hartford Corporate Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Currency Abbreviations:

USD	United States Dollar

Index Abbreviations:

ICE	Intercontinental Exchange, Inc.

Other Abbreviations:

LIBOR	London Interbank Offered Rate
MTN	Medium Term Note

Municipal Abbreviations:

GO	General Obligation
Rev	Revenue

Hartford Corporate Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$13,695,425	$—	$13,695,425	$—
Municipal Bonds	728,010	—	728,010	—
Short-Term Investments	527,699	527,699	—	—
Futures Contracts(2)	27,728	27,728	—	—

Total	$14,978,862	$555,427	$14,423,435	$—

Liabilities
Futures Contracts(2)	$(22,155)	$(22,155)	$—	$—

Total	$(22,155)	$(22,155)	$—	$—

(1)	For the period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/ (depreciation) on the investments.

Hartford Municipal Opportunities ETF

  Schedule of Investments

  April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Municipal Bonds - 95.9%
	Alabama - 0.9%
$ 100,000	Jefferson County, AL, Board of Education 5.00%, 02/01/2042	$111,157

	Arizona - 0.9%
110,000	Tempe, AZ, IDA 4.00%, 10/01/2023(1)	110,022

	California - 1.3%
145,000	California County Tobacco Securitization Agency 5.00%, 06/01/2020	155,233

	Colorado - 3.0%
300,000	Jefferson County, CO, School Dist 5.00%, 12/15/2027	360,072

	Connecticut - 3.6%
380,000	State of Connecticut 5.00%, 11/15/2025	424,939

	Delaware - 2.7%
320,000	Delaware River & Bay Auth 4.00%, 01/01/2019	324,490

	Florida - 4.9%
280,000	Citizens Property, CO, Insurance Corp. 5.00%, 06/01/2018	280,745
35,000	Putnam County, FL, DA Auth 5.00%, 03/15/2042(2)	38,897
250,000	South Miami, FL, Health Facs Auth 5.00%, 08/15/2019	259,792

		579,434

	Georgia - 3.6%
200,000	Burke County, GA, DA Rev 3.00%, 11/01/2045(3)	196,772
200,000	Main Street, GA, Natural Gas Inc 5.50%, 09/15/2023	226,634

		423,406

	Illinois - 17.7%
125,000	Chicago Transit Auth 5.00%, 06/01/2024	138,725
	Chicago, IL, Board of Education
105,000	0.00%, 12/01/2023(4)	82,674
65,000	5.00%, 12/01/2020	67,580
	City of Chicago, IL, Wastewater Transmission Rev
90,000	5.00%, 01/01/2027	98,523
50,000	5.50%, 01/01/2030	56,701
100,000	Cook County, IL 5.00%, 11/15/2021	109,047
150,000	Illinois Finance Auth 5.00%, 11/15/2045	162,514
300,000	Illinois State Toll Highway Auth 5.00%, 01/01/2030	350,823
100,000	Kane McHenry Cook & DeKalb Counties, IL, USD, No. 300 5.00%, 01/01/2032	112,395
150,000	Kendall Kane & Will Counties, IL,USD 0.00%, 02/01/2027(4)	110,829
	Railsplitter, IL, Tobacco Settlement Auth
150,000	5.00%, 06/01/2022	163,728
75,000	5.25%, 06/01/2021	81,239
	State of Illinois
115,000	5.00%, 06/15/2027	130,486
300,000	5.00%, 11/01/2027	312,432

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 100,000	Village of Bolingbrook, IL 5.00%, 01/01/2028	$114,947

		2,092,643

	Massachusetts - 2.2%
250,000	Massachusetts Dev. Finance Agency 5.00%, 07/01/2020	263,617

	Minnesota - 4.3%
275,000	Duluth, MN, ISD, No. 709 5.00%, 02/01/2022	298,204
200,000	State Francis, MN, ISD, No. 15 4.00%, 02/01/2030	209,956

		508,160

	New Jersey - 4.9%
255,000	New Jersey Educational Facs. Auth 5.00%, 06/01/2020	266,625
250,000	New Jersey Turnpike Auth 4.00%, 01/01/2033	263,948
40,000	Tobacco Settlement Financing Corp, NJ 5.00%, 06/01/2029	45,496

		576,069

	New York - 14.6%
200,000	City of New York NY 5.00%, 08/01/2028	237,674
255,000	New York City, NY, Transitional Finance Auth 4.50%, 11/01/2019	264,932
	New York State Dormitory Auth
160,000	3.00%, 07/01/2019	162,274
400,000	5.00%, 02/15/2031	468,648
300,000	5.00%, 07/01/2039	310,965
275,000	New York State Thruway Auth 0.00%, 05/01/2019(4)	280,816

		1,725,309

	North Carolina - 2.9%
300,000	Raleigh Durham Airport Auth, NC 5.00%, 05/01/2028	338,424

	Ohio - 1.7%
200,000	Buckeye, OH, Tobacco Settlement Finance Auth 5.88%, 06/01/2047	199,998

	Oklahoma - 0.6%
	Oklahoma Dev. Finance Auth
30,000	5.25%, 08/15/2048	32,843
30,000	5.50%, 08/15/2057	33,282

		66,125

	Oregon - 3.2%
100,000	Clackamas County, OR, Hospital Facility Auth 2.60%, 11/15/2023(2)	99,795
20,000	Marion County, OR, School Dist. No 15 North Marion 0.00%, 06/15/2037(4)	9,162
200,000	State of Oregon 4.00%, 12/01/2048	210,232
100,000	Washington Clackamas & Yamhill Counties, OR, School Dist No. 88J 0.00%, 06/15/2034(4)	53,739

		372,928

	Pennsylvania - 6.3%
100,000	Pennsylvania Commonwealth Financing Auth 5.00%, 06/01/2027	114,254
250,000	Pennsylvania Higher Educational Facs. Auth 5.00%, 05/01/2025	284,560

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 300,000	Pennsylvania Turnpike Commission 5.00%, 12/01/2030		$341,856

			740,670

	Puerto Rico - 0.7%
	Puerto Rico Electric Power Auth
50,000	5.00%, 07/01/2019		50,989
35,000	5.25%, 07/01/2019		35,792

			86,781

	Texas - 8.8%
500,000	Castleberry, TX, ISD 4.00%, 02/15/2034		524,150
65,000	City of Houston TX Combined Utility System Rev 5.00%, 05/15/2026		73,585
100,000	Harris County-Houston, TX, Sports Auth 5.00%, 11/15/2020		106,665
100,000	Kerrville, TX, Health Facs Development Corp. 5.00%, 08/15/2024		110,591
150,000	Lower, TX, Colorado River Auth 5.00%, 05/15/2019		154,716
70,000	North Texas Tollway Auth 6.25%, 02/01/2023		74,693

			1,044,400

	Washington - 3.8%
160,000	Port of Seattle, WA 5.50%, 09/01/2020		172,040
250,000	State of Washington 5.00%, 08/01/2025		273,130

			445,170

	Wisconsin - 3.3%
	Public Finance Auth, WI
250,000	5.00%, 09/30/2024		278,417
100,000	5.00%, 09/01/2025(1)		107,942

			386,359

	Total Municipal Bonds (cost $11,512,556)		$11,335,406

	Total Long-Term Investments (cost $11,512,556)		$11,335,406

Short-Term Investments - 1.5%
	Other Investment Pools & Funds - 1.5%
$ 170,886	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(5)		$170,886

	Total Short-Term Investments (cost $170,886)		$170,886

	Total Investments (cost $11,683,442)	97.4%	$11,506,292
	Other Assets & Liabilities	2.6%	309,473

	Total Net Assets	100.0%	$11,815,765

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $217,964, which represented 1.8% of total net assets.

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

(2)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $138,467 at April 30, 2018.
(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	Security is a zero-coupon bond.
(5)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Municipal Abbreviations:

DA	Development Authority
ISD	Independent School District
Rev	Revenue
USD	Unified School District

Hartford Municipal Opportunities ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

Fair Valuation Summary The following is a summary of fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Municipal Bonds	$11,335,406	$—	$11,335,406	$—
Short-Term Investments	170,886	170,886	—	—

Total	$11,506,292	$170,886	$11,335,406	$—

(1) For the period ended April 30, 2018, there were no transfers between any levels.

Hartford Quality Bond ETF

  Schedule of Investments

  April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 27.1%
	Asset-Backed - Automobile - 1.0%
$ 100,000	Drive Auto Receivables Trust 2.98%, 01/18/2022(1)	$99,850
100,000	Hertz Vehicle Financing II L.P. 3.29%, 02/25/2024(1)	97,874

		197,724

	Asset-Backed - Credit Card - 0.7%
130,000	Master Credit Card Trust 3.74%, 07/22/2024(1)	128,752

	Asset-Backed - Finance & Insurance - 6.1%
	BlueMountain CLO Ltd.
250,000	3 mo. USD LIBOR + 1.420%, 3.31%, 11/20/2028(1)(2)	250,634
250,000	3 mo. USD LIBOR + 1.600%, 3.96%, 10/22/2030(1)(2)	249,820
54,588	Domino’s Pizza Master Issuer LLC 3.08%, 07/25/2047(1)	52,900
250,000	LCM L.P. 3 mo. USD LIBOR + 1.400%, 3.76%, 04/20/2028(1)(2)	249,747
92,391	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	91,816
100,000	SoFi Consumer Loan Program Trust 3.79%, 04/26/2027(1)	99,452
200,000	STRU BA 9875 AB 3.00%, 02/01/2048(3)	192,500

		1,186,869

	Commercial Mortgage - Backed Securities - 11.3%
150,000	Commercial Mortgage Trust 3.70%, 08/10/2048	150,349
	CSAIL Commercial Mortgage Trust
200,000	3.50%, 06/15/2057	198,179
199,206	3.72%, 08/15/2048	199,971
150,000	3.81%, 11/15/2048	151,147
	FREMF Mortgage Trust
200,000	3.74%, 07/25/2046(1)(4)	199,116
100,000	3.93%, 02/25/2050(1)(4)	97,793
230,000	3.98%, 03/25/2028(1)(4)	222,602
200,000	4.08%, 08/25/2023(1)(4)	201,219
200,000	4.27%, 02/25/2046(1)(4)	199,544
200,000	4.49%, 12/25/2044(1)(4)	204,986
200,000	VNDO Mortgage Trust 3.45%, 11/15/2030(1)(4)	196,304
196,000	WF-RBS Commercial Mortgage Trust 3.61%, 11/15/2047	196,186

		2,217,396

	Whole Loan Collateral CMO - 8.0%
58,311	COLT Mortgage Loan Trust 3.75%, 12/26/2046(1)(4)	58,311
	Fannie Mae Connecticut Avenue Securities
131,447	1 mo. USD LIBOR + 0.550%, 2.45%, 01/25/2030(2)	131,457
83,074	1 mo. USD LIBOR + 0.850%, 2.75%, 11/25/2029(2)	83,312
134,830	1 mo. USD LIBOR + 1.150%, 3.05%, 09/25/2029(2)	135,631
49,890	1 mo. USD LIBOR + 1.950%, 3.85%, 08/25/2028(2)	50,145
100,000	1 mo. USD LIBOR + 2.850%, 4.75%, 11/25/2029(2)	104,771
95,065	1 mo. USD LIBOR + 3.000%, 4.90%, 07/25/2024(2)	101,661
210,000	1 mo. USD LIBOR + 4.250%, 6.15%, 01/25/2029(2)	239,083
150,000	1 mo. USD LIBOR + 4.450%, 6.35%, 01/25/2029(2)	168,809
155,683	1 mo. USD LIBOR + 5.700%, 7.60%, 04/25/2028(2)	181,175
32,406	LSTAR Securities Investment Ltd. 1 mo. USD LIBOR + 1.750%, 3.66%, 10/01/2022(1)(2)	32,245
32,297	New Residential Mortgage Loan Trust 3.75%, 05/25/2054(1)(4)	32,399

Hartford Quality Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 51,295	Towd Point Mortgage Trust 2.75%, 02/25/2055(1)(4)	$50,685
200,000	Verus Securitization Trust 3.70%, 07/25/2047(1)(4)	200,445

		1,570,129

	Total Asset & Commercial Mortgage Backed Securities (cost $5,350,963)	$5,300,870

U.S. Government Agencies - 91.6%
	Mortgage-Backed Agencies - 91.6%
	FHLMC - 29.5%
$ 697,719	0.75%, 03/25/2027(4)(5)	$32,046
878,474	0.84%, 01/25/2024(4)(5)	31,167
173,000	1.70%, 04/25/2044(4)(5)	18,456
147,920	2.18%, 06/25/2044(4)(5)	20,698
219,338	2.50%, 12/15/2026(5)	11,257
284,487	2.50%, 01/15/2028(5)	21,968
219,753	2.50%, 02/15/2028(5)	16,784
496,904	2.50%, 03/15/2028(5)	38,745
45,681	2.50%, 05/15/2028(5)	3,475
149,999	2.75%, 12/15/2041	132,529
87,214	3.00%, 04/15/2028(5)	7,588
79,999	3.00%, 04/01/2033	79,411
195,000	3.00%, 05/01/2033	193,567
412,287	3.00%, 02/01/2037	404,632
42,000	3.00%, 04/15/2042	38,690
72,000	3.00%, 05/01/2048(6)	69,406
232,359	1 mo. USD LIBOR + 1.200%, 3.10%, 07/25/2029(2)	234,522
227,694	1 mo. USD LIBOR + 1.120%, 3.10%, 08/25/2029(2)	229,352
155,000	3.12%, 10/25/2031(4)	146,743
150,000	3.19%, 07/25/2027	147,339
375,000	3.41%, 12/25/2026	375,194
100,000	3.43%, 01/25/2027(4)	100,252
95,976	3.50%, 01/15/2028(5)	9,432
193,815	3.50%, 10/01/2047	192,634
750,000	3.50%, 05/01/2048(6)	744,826
135,000	1 mo. USD LIBOR + 1.800%, 3.70%, 07/25/2030(2)	134,384
48,611	4.00%, 03/15/2028(5)	4,997
199,746	4.00%, 06/15/2028(5)	21,019
25,000	4.00%, 11/15/2041	25,681
1,110,000	4.00%, 05/01/2048(6)	1,130,986
191,937	1 mo. USD LIBOR + 2.200%, 4.10%, 02/25/2024(2)	197,493
241,347	1 mo. USD LIBOR + 2.250%, 4.15%, 11/25/2028(2)	247,127
192,500	4.50%, 05/01/2048(6)	200,456
244,855	1 mo. USD LIBOR + 2.900%, 4.77%, 07/25/2028(2)	251,372
75,596	5.00%, 07/01/2030	80,302
65,680	5.00%, 09/01/2031	69,639
59,806	5.00%, 11/01/2031	63,493
20,000	5.00%, 05/01/2048(6)	21,195
98,234	5.50%, 04/15/2036(5)	20,548

		5,769,405

	FNMA - 42.3%
100,000	0.00%, 09/25/2041(7)(8)	60,837
80,077	1.45%, 04/25/2055(4)(5)	3,473
95,320	1.57%, 06/25/2055(4)(5)	4,086
66,118	2.00%, 09/25/2039	61,912
93,651	2.85%, 06/01/2027	90,248
185,000	2.97%, 06/01/2027	178,991
686,634	3.00%, 01/01/2027	670,236
71,855	3.00%, 02/25/2027(5)	5,608
145,415	3.00%, 11/25/2027(5)	13,801
261,200	3.00%, 02/25/2028(5)	23,425
946,079	3.00%, 02/01/2047	914,040
1,150,000	3.00%, 05/01/2048(6)	1,109,211
75,000	3.00%, 09/25/2057	67,830

Hartford Quality Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 400,000	3.10%, 01/01/2026	$394,558
125,000	3.19%, 09/01/2029	121,053
80,000	3.19%, 02/25/2030	76,575
400,000	3.21%, 07/01/2026	396,869
250,000	3.28%, 12/01/2032	240,156
155,000	3.46%, 09/01/2037	150,441
102,880	3.50%, 05/25/2027(5)	10,521
55,444	3.50%, 02/25/2031(5)	5,161
30,690	3.50%, 09/01/2043	30,661
85,940	3.50%, 10/25/2046(5)	20,113
47,232	3.50%, 09/01/2047	46,962
49,793	3.50%, 02/01/2048	49,581
466,000	3.50%, 05/01/2048(6)	462,651
375,000	3.55%, 02/01/2030	376,990
150,000	3.73%, 04/01/2033	151,340
140,864	4.00%, 05/25/2027(5)	14,088
125,000	4.00%, 05/01/2033(6)	128,157
71,734	4.00%, 11/01/2043	73,361
172,674	4.00%, 11/25/2043	176,280
14,898	4.00%, 10/01/2044	15,214
25,364	4.00%, 03/01/2045	25,881
42,571	4.00%, 07/01/2045	43,663
22,221	4.00%, 08/01/2045	22,661
45,625	4.00%, 04/01/2047	46,801
1,675,000	4.00%, 05/01/2048(6)	1,706,014
125,000	5.00%, 05/01/2048(6)	132,730
34,229	5.50%, 04/25/2037	36,965
75,000	5.50%, 05/01/2048(6)	81,126
131,615	6.00%, 09/25/2047(5)	30,798

		8,271,069

	GNMA - 19.8%
13,001	1.75%, 09/20/2043	12,277
54,609	3.00%, 09/16/2042	47,633
29,552	3.00%, 09/20/2042	25,830
55,878	3.00%, 02/16/2043(5)	9,216
300,000	3.00%, 09/20/2046	278,943
314,592	3.00%, 04/20/2047	307,284
700,000	3.00%, 05/01/2048(6)	682,309
40,787	3.50%, 07/20/2040(5)	4,774
76,130	3.50%, 02/20/2041(5)	9,423
87,682	3.50%, 04/20/2042(5)	11,865
120,474	3.50%, 10/20/2042(5)	25,333
565,812	3.50%, 11/20/2047	567,141
32,316	4.00%, 02/15/2041	33,672
54,121	4.00%, 03/20/2043(5)	12,307
95,435	4.00%, 03/20/2047(5)	18,537
119,477	4.00%, 07/20/2047(5)	23,973
192,138	4.00%, 10/20/2047	196,744
170,126	4.00%, 11/20/2047	174,382
225,000	4.00%, 05/01/2048(6)	230,133
400,000	4.50%, 06/01/2040(6)	414,281
148,921	4.50%, 02/20/2048	155,061
425,000	4.50%, 05/01/2048(6)	440,971
102,456	5.00%, 02/16/2040(5)	26,100
78,809	5.00%, 01/16/2047(5)	19,164
100,000	5.00%, 05/01/2048(6)	105,063
19,099	5.50%, 05/20/2038	20,753
62,945	6.00%, 02/20/2046(5)	14,531

		3,867,700

	Total U.S. Government Agencies (cost $18,180,947)	$17,908,174

Hartford Quality Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

U.S. Government Securities - 6.8%
	Other Direct Federal Obligations - 0.6%
	FHLB - 0.6%
$ 110,000	Tennessee Valley Authority 4.25%, 09/15/2065		$122,199

			122,199

	U.S. Treasury Securities - 6.2%
	U.S. Treasury Notes - 6.2%
1,211,176	U.S. Treasury Notes 0.63%, 01/15/2026(9)		1,201,588

			1,201,588

	Total U.S. Government Securities (cost $1,335,864)		$1,323,787

	Total Long-Term Investments (cost $24,867,774)		$24,532,831

Short-Term Investments - 9.8%
	Other Investment Pools & Funds - 3.0%
$ 577,067	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 1.60%(10)		$577,067

	U.S. Treasury Bills - 6.8%
1,328,000	U.S. Treasury Bills 1.54%, 05/03/2018(10)		1,327,886

			1,327,886

	Total Short-Term Investments (cost $1,904,953)		$1,904,953

	Total Investments Excluding Purchased Options (cost $26,772,727)	135.3%	$26,437,784
	Total Purchased Options (cost $169,890)	0.7%	$154,048

	Total Investments (cost $26,942,617)	136.0%	$26,591,832
	Other Assets and Liabilities	(36.0)%	(7,045,897)

	Total Net Assets	100.0%	$19,545,935

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $3,016,494, which represented 15.4% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $192,500 at April 30, 2018.
(4)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(5)	Securities disclosed are interest-only strips.
(6)	Represents or includes a TBA transaction.
(7)	Security disclosed is principal-only strips.
(8)	Security is a zero-coupon bond.
(9)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(10)	Cuırrent yield as of period end.

Hartford Quality Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

OTC Swaption Contracts Outstanding at April 30, 2018

Description	Counter- party	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Receive	08/02/27	USD	100,000	100,000	$9,920	$11,701	$(1,781)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Receive	08/02/27	USD	400,000	400,000	39,677	64,326	(24,649)

Total Calls							500,000	$49,597	$76,027	$(26,430)

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	JPM	2.45%	Pay	08/02/27	USD	100,000	100,000	$20,890	$20,070	$820
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57	MSC	2.45%	Pay	08/02/27	USD	400,000	400,000	83,561	73,793	9,768

Total Puts							500,000	$104,451	$93,863	$10,588

Total purchased swaption contracts							1,000,000	$154,048	$169,890	$(15,842)

Exchange-Traded Options Contracts Outstanding at April 30, 2018

Description	Exercise Price/ FX Rate/ Rate	Expiration Date	Number of Contracts		Notional Amount	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Calls
U.S. Treasury 10-Year Future Option	119.25 USD	05/25/18	(6)	USD	(6,000)	$(4,031)	$(3,175)	$(856)

Puts
U.S. Treasury 10-Year Future Option	119.25 USD	05/25/18	(6)	USD	(6,000)	$(1,782)	$(2,894)	$1,112

Total written option contracts					(12,000)	$(5,813)	$(6,069)	$256

Futures Contracts Outstanding at April 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	29	06/20/2018	$3,469,125	$(12,355)
U.S. Treasury Long Bond Future	4	06/20/2018	575,375	1,438
U.S. Treasury Ultra Bond Future	9	06/20/2018	1,414,125	17,765

Total				$6,848

Short position contracts:
U.S. Treasury 2-Year Note Future	3	06/29/2018	$636,141	$(11)
U.S. Treasury 5-Year Note Future	6	06/29/2018	681,047	3,599

Total				$3,588

Total futures contracts				$10,436

Hartford Quality Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

TBA Sale Commitments Outstanding at April 30, 2018

Description	Principal Amount	Maturity Date	Market Value †	Unrealized Appreciation/ (Depreciation)
FNMA, 2.50%	$ 274,000	05/01/2033	$(266,502)	$1,128
FNMA, 3.00%	2,416,500	05/01/2048	(2,330,789)	18,007
FNMA, 3.50%	325,000	05/01/2033	(328,828)	1,263
FNMA, 4.00%	215,000	05/01/2048	(218,981)	1,193
FNMA, 4.50%	740,000	06/01/2048	(769,427)	(145)
GNMA, 3.50%	1,139,000	05/01/2048	(1,140,424)	5,750
GNMA II, 4.00%	925,000	05/01/2048	(946,102)	3,722

Total (proceeds receivable $6,031,971)			$(6,001,053)	$30,918

At April 30, 2018, the aggregate market value of TBA Sale Commitments represented (30.7)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at April 30, 2018

Reference Entity	Counterparty	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB.9	MSC USD	100,000	3.00%	09/17/58	Monthly	$—	$(10,184)	$(11,160)	$(976)

Total traded indices						$—	$(10,184)	$(11,160)	$(976)

Total OTC contracts						$—	$(10,184)	$(11,160)	$(976)

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.50% Fixed	USD	1,200,000	03/01/28	Annual	$3,918	$—	$4,653	$735
3 Mo. USD LIBOR	2.28% Fixed	USD	925,000	07/14/27	Semi-Annual	—	—	46,152	46,152
3 Mo. USD LIBOR	2.89% Fixed	USD	175,000	03/15/28	Semi-Annual	—	—	840	840
3 Mo. USD LIBOR	2.25% Fixed	USD	400,000	03/21/28	Semi-Annual	4,579	—	24,737	20,158
3 Mo. USD LIBOR	2.91% Fixed	USD	700,000	07/14/27	Semi-Annual	1,689	—	2,924	1,235

Total						$10,186	$—	$79,306	$69,120

Foreign Currency Contracts Outstanding at April 30, 2018
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
845,931	USD	90,000,000	JPY	ANZ	07/18/18	$ 18,877	$ —

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

ANZ	Australia and New Zealand Banking Group
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:

JPY	Japanese Yen
USD	United States Dollar

Hartford Quality Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

Index Abbreviations:

CMBX.NA	Markit Commercial Mortgage Backed North American

Other Abbreviations:

CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

Hartford Quality Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$5,300,870	$—	$5,300,870	$—
U.S. Government Agencies	17,908,174	—	17,908,174	—
U.S. Government Securities	1,323,787	—	1,323,787	—
Short-Term Investments	1,904,953	577,067	1,327,886	—
Purchased Options	154,048	—	154,048	—
Foreign Currency Contracts(2)	18,877	—	18,877	—
Futures Contracts(2)	22,801	22,801	—	—
Swaps - Interest Rate(2)	69,120	—	69,120	—

Total	$26,702,630	$599,868	$26,102,762	$—

Liabilities
Futures Contracts(2)	$(12,366)	$(12,366)	$—	$—
Swaps - Credit Default(2)	(976)	—	(976)	—
TBA Sale Commitments	(6,001,053)	—	(6,001,053)	—
Written Options	(5,813)	(5,813)	—	—

Total	$(6,020,208)	$(18,179)	$(6,002,029)	$—

(1)	For the period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments

  April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Corporate Bonds - 5.6%
	Agriculture - 0.2%
	Reynolds American, Inc.
$ 18,000	5.70%, 08/15/2035	$19,869
26,000	5.85%, 08/15/2045	29,253

		49,122

	Commercial Banks - 1.9%
61,000	Bank of America Corp. 3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(1)(2)	57,283
185,000	Citigroup, Inc. 3.20%, 10/21/2026	172,435
102,000	Goldman Sachs Group, Inc. 3.50%, 11/16/2026	96,600
79,000	Morgan Stanley 4.30%, 01/27/2045	76,462

		402,780

	Oil & Gas - 2.1%
176,000	Marathon Petroleum Corp. 4.75%, 09/15/2044	173,708
161,000	Noble Energy, Inc. 3.90%, 11/15/2024	160,255
103,000	Petroleos Mexicanos 6.35%, 02/12/2048(1)	94,451

		428,414

	Pharmaceuticals - 0.6%
137,000	CVS Health Corp. 4.30%, 03/25/2028	135,512

	Pipelines - 0.8%
71,000	Energy Transfer Partners L.P. 5.20%, 02/01/2022	73,779
84,000	Enterprise Products Operating LLC 5.10%, 02/15/2045	89,067

		162,846

	Total Corporate Bonds (cost $1,205,553)	$1,178,674

Municipal Bonds - 80.7%
	California - 6.4%
$ 155,000	MSR Public Power Agency, CA 6.00%, 07/01/2022	$169,843
575,000	San Diego County, CA, Regional Transportation Commission 1.65%, 04/01/2038(3)	575,000
515,000	State of California 5.00%, 11/01/2047	591,312

		1,336,155

	Delaware - 2.8%
485,000	State of Delaware 5.00%, 01/01/2027	580,579

	District of Columbia - 2.8%
505,000	Dist. of Columbia 5.00%, 06/01/2036	581,714

	Florida - 5.2%
575,000	Highlands County, FL, Health Facs. Auth 1.74%, 11/15/2026(3)	575,000
520,000	JEA, FL, Electric System Rev 1.76%, 10/01/2036(3)	520,000

		1,095,000

	Georgia - 1.7%
335,000	Main Street, GA, Natural Gas, Inc. 4.00%, 08/01/2048(3)(4)	355,505

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

	Illinois - 5.8%
$ 60,000	Chicago, IL, Metropolitan Water Reclamation Dist GO 5.25%, 12/01/2032	$71,304
335,000	Chicago, IL, O’Hare International Airport 5.00%, 01/01/2034	377,327
565,000	Illinois State Toll Highway Auth 1.80%, 01/01/2031(3)	565,000
175,000	Railsplitter Tobacco Settlement Auth, IL 5.00%, 06/01/2027	199,407

		1,213,038

	Maryland - 2.8%
490,000	Howard County, MD 5.00%, 02/15/2027	586,074

	Massachusetts - 7.9%
565,000	Massachusetts Bay Transportation Auth 1.73%, 03/01/2030(3)	565,000
500,000	Massachusetts Health & Educational Facs Auth 1.71%, 07/01/2027(3)	500,000
575,000	Massachusetts Water Res. Auth 1.76%, 08/01/2037(3)	575,000

		1,640,000

	Nevada - 5.5%
510,000	Clark County, NV 5.00%, 06/01/2037(4)	586,653
565,000	Clark County, NV, Airport Rev 1.76%, 07/01/2040(3)	565,000

		1,151,653

	New Jersey - 3.7%
495,000	New Jersey Turnpike Auth 5.00%, 01/01/2037	565,444
175,000	Tobacco Settlement Financing Corp, NJ 5.00%, 06/01/2029	199,043

		764,487

	New York - 5.6%
505,000	Metropolitan Transportation Auth 5.00%, 11/15/2035	575,978
510,000	New York City Water & Sewer System 5.00%, 06/15/2040	585,021

		1,160,999

	Ohio - 9.8%
565,000	Cleveland-Cuyahoga County, OH, Port Auth 1.70%, 01/01/2037(3)	565,000
725,000	Franklin County, OH, Hospital Facs Rev 1.73%, 11/15/2033(3)	725,000
	Ohio Turnpike & Infrastructure Commission
105,000	0.00%, 02/15/2036(5)	52,733
295,000	0.00%, 02/15/2041(5)	116,741
495,000	Ohio, ST 5.00%, 08/01/2026	584,669

		2,044,143

	Pennsylvania - 4.1%
110,000	Geisinger, PA, Health System Auth 5.00%, 02/15/2032	125,871
280,000	Montgomery Cnty. Higher Education & Health Auth 5.00%, 06/01/2031	309,509
375,000	Pennsylvania State Turnpike Commission Rev 5.00%, 12/01/2034	421,740

		857,120

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

	Texas - 10.6%
$ 495,000	Cypress-Fairbanks, TX, ISD 5.00%, 02/15/2026		$579,373
505,000	Harris County, TX 5.00%, 10/01/2038		580,583
390,000	Texas State Water Dev Board 5.00%, 10/15/2028(4)		468,066
495,000	University of Texas, Permanent University Fund 5.00%, 07/01/2027		581,863

			2,209,885

	Virginia - 5.6%
490,000	Fairfax County, VA, Water Auth 5.00%, 04/01/2029		585,168
495,000	Virginia Public Building Auth 5.00%, 08/01/2029(4)		588,936

			1,174,104

	West Virginia - 0.4%
80,000	West Virginia Commissioner of Highways 5.00%, 09/01/2027		94,505

	Total Municipal Bonds (cost $16,953,260)		$16,844,961

U.S. Government Securities - 9.9%
	U.S. Treasury Securities - 9.9%
	U.S. Treasury Notes - 9.9%
$ 900,000	2.25%, 02/29/2020		$896,414
1,100,000	2.63%, 02/28/2023		1,092,223
80,000	2.75%, 02/15/2028		78,744

			2,067,381

	Total U.S. Government Securities (cost $2,069,077)		$2,067,381

	Total Long-Term Investments (cost $20,227,890)		$20,091,016

Short-Term Investments - 19.1%
	Other Investment Pools & Funds - 16.2%
$ 3,388,157	Morgan Stanley Institutional Liquidity, Funds Treasury Portfolio, Institutional Class, 1.56%(6)		$3,388,157

	U.S. Treasury Bill - 2.9%
600,000	U.S. Treasury Bill 1.69%, 06/28/2018(6)		598,371

	Total Short-Term Investments (cost $3,986,528)		$3,986,528

	Total Investments (cost $24,214,418)	115.3%	$24,077,544
	Other Assets & Liabilities	(15.3)%	(3,201,065)

	Total Net Assets	100.0%	$20,876,479

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $151,734, which represented 0.7% of total net assets.
(2)	Variable rate security; the rate reported is the coupon rate in effect at April 30, 2018.

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

(3)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(4)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,012,681 at April 30, 2018.
(5)	Security is a zero-coupon bond.
(6)	Current yield as of period end.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:

LIBOR	London Interbank Offered Rate

Municipal Abbreviations:

GO	General Obligation
ISD	Independent School District
PA	Port Authority
Rev	Revenue
VA	Veterans Administration

Hartford Schroders Tax-Aware Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Corporate Bonds	$1,178,674	$—	$1,178,674	$—
Municipal Bonds	16,844,961	—	16,844,961	—
U.S. Government Securities	2,067,381	—	2,067,381	—
Short-Term Investments	3,986,528	3,388,157	598,371	—

Total	$24,077,544	$3,388,157	$20,689,387	$—

(1) For the period ended April 30, 2018, there were no transfers between any levels.

Hartford Total Return Bond ETF

  Schedule of Investments

  April 30, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Asset & Commercial Mortgage Backed Securities - 16.4%
	Asset-Backed - Finance & Insurance - 2.9%
$ 95,385	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(1)(2)	$93,558
126,338	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(2)	126,373
	Bayview Opportunity Master Fund Trust
48,158	2.98%, 10/28/2032(1)	47,885
91,882	3.50%, 10/28/2057(1)(2)	91,820
50,000	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	50,000
77,588	U.S. Residential Opportunity Fund Trust 3.35%, 11/27/2037(1)	77,237
83,623	VOLT LLC 3.38%, 10/25/2047(1)	83,296

		570,169

	Asset-Backed - Home Equity - 0.6%
124,121	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)(2)	124,991

	Commercial Mortgage - Backed Securities - 6.1%
58,000	Bank Mortgage Trust 3.54%, 11/15/2054	57,371
99,931	Benchmark Mortgage Trust 0.67%, 01/15/2051(2)(3)	4,009
100,000	CSAIL Commercial Mortgage Trust 3.72%, 08/15/2048	100,384
	FREMF Mortgage Trust
15,000	3.76%, 11/25/2050(1)(2)	14,524
10,000	3.80%, 11/25/2049(1)(2)	9,741
10,000	3.88%, 11/25/2050(1)(2)	9,544
	GS Mortgage Securities Trust
100,000	2.85%, 10/10/2049	94,005
100,000	3.44%, 11/10/2049(2)	98,199
100,000	4.07%, 01/10/2047	102,848
	JPMBB Commercial Mortgage Securities Trust
100,000	3.93%, 09/15/2047	102,043
100,000	4.00%, 04/15/2047	102,510
59,000	JPMDB Commercial Mortgage Securities Trust 3.41%, 10/15/2050	57,535
29,000	Morgan Stanley Bank of America Merrill Lynch Trust 3.31%, 04/15/2048	28,459
100,000	Wells Fargo Commercial Mortgage Trust 3.41%, 12/15/2047	98,731
	WF-RBS Commercial Mortgage Trust
100,000	3.61%, 11/15/2047	100,095
100,000	4.00%, 05/15/2047	101,911
100,000	4.05%, 03/15/2047	102,765

		1,184,674

	Whole Loan Collateral CMO - 6.8%
119,778	CIM Trust 3.00%, 04/25/2057(1)(2)	118,482
65,209	Connecticut Avenue Securities 1 mo. USD LIBOR + 1.600%, 3.50%, 01/25/2024(4)	65,708
	Fannie Mae Connecticut Avenue Securities
76,026	1 mo. USD LIBOR + 0.550%, 2.45%, 01/25/2030(4)	76,032
98,116	2.50%, 07/25/2030(2)	97,996
97,008	2.55%, 05/25/2030(2)	97,008
96,535	1 mo. USD LIBOR + 0.650%, 2.55%, 05/25/2030(4)	96,609
166,615	2.65%, 02/25/2030(4)	166,842
95,074	1 mo. USD LIBOR + 0.850%, 2.75%, 11/25/2029(4)	95,347
82,545	1 mo. USD LIBOR + 0.950%, 2.85%, 10/25/2029(4)	83,010
92,583	1 mo. USD LIBOR + 1.150%, 3.05%, 09/25/2029(4)	93,133

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 86,960	1 mo. USD LIBOR + 1.300%, 3.20%, 04/25/2029(4)	$87,723
	LSTAR Securities Investment Ltd.
94,539	1 mo. USD LIBOR + 1.550%, 3.46%, 02/01/2023(1)(4)	93,836
32,406	1 mo. USD LIBOR + 1.750%, 3.66%, 10/01/2022(1)(4)	32,245
110,218	Towd Point Mortgage Trust 2.50%, 02/25/2057(1)(2)	110,729

		1,314,700

	Total Asset & Commercial Mortgage Backed Securities (cost $3,258,617)	$3,194,534

Corporate Bonds - 33.1%
	Aerospace/Defense - 0.2%
	Lockheed Martin Corp.
$ 25,000	4.09%, 09/15/2052	$23,779
15,000	4.50%, 05/15/2036	15,596

		39,375

	Agriculture - 2.2%
	Altria Group, Inc.
60,000	2.85%, 08/09/2022	58,464
25,000	3.88%, 09/16/2046	22,112
	BAT Capital Corp.
110,000	2.30%, 08/14/2020(1)	107,622
50,000	4.39%, 08/15/2037(1)	47,941
200,000	Imperial Brands Finance plc 2.05%, 07/20/2018(1)	199,652

		435,791

	Airlines - 0.1%
15,000	Delta Air Lines, Inc. 3.63%, 03/15/2022	14,865

	Auto Manufacturers - 0.4%
10,000	Ford Motor Co. 5.29%, 12/08/2046	9,607
60,000	General Motors Co. 5.40%, 04/01/2048	58,568
15,000	General Motors Financial Co., Inc. 3.55%, 04/09/2021	14,989

		83,164

	Beverages - 0.8%
	Anheuser-Busch InBev Finance, Inc.
60,000	3.30%, 02/01/2023	59,516
10,000	4.90%, 02/01/2046	10,375
	Anheuser-Busch InBev Worldwide, Inc.
5,000	3.50%, 01/12/2024	4,976
30,000	4.75%, 04/15/2058	29,803
	Constellation Brands, Inc.
5,000	2.65%, 11/07/2022	4,790
25,000	2.70%, 05/09/2022	24,139
20,000	3.60%, 02/15/2028	19,061

		152,660

	Biotechnology - 0.1%
20,000	Celgene Corp. 4.63%, 05/15/2044	19,364

	Chemicals - 0.4%
10,000	LyondellBasell Industries N.V. 4.63%, 02/26/2055	9,537
40,000	Methanex Corp. 4.25%, 12/01/2024	39,518
	Sherwin-Williams Co.
15,000	3.13%, 06/01/2024	14,392
10,000	3.45%, 06/01/2027	9,450

		72,897

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

	Commercial Banks - 10.4%
$ 75,000	Bank of America Corp. 2.25%, 04/21/2020	$73,846
135,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(4)	132,889
45,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(4)	43,347
50,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(4)	48,079
50,000	Capital One Financial Corp. 3.05%, 03/09/2022	48,903
	Citigroup, Inc.
10,000	2.70%, 10/27/2022	9,628
125,000	3 mo. USD LIBOR + 0.950%, 2.88%, 07/24/2023(4)	120,908
10,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(4)	9,432
45,000	4.13%, 07/25/2028	43,355
400,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(4)(5)(6)	409,614
20,000	Deutsche Bank AG 2.70%, 07/13/2020	19,613
	Goldman Sachs Group, Inc.
26,000	2.75%, 09/15/2020	25,753
150,000	2.88%, 02/25/2021	148,174
20,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(4)	19,504
100,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(4)	96,540
35,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(4)	33,475
30,000	5.15%, 05/22/2045	31,195
200,000	HSBC Holdings plc 3 mo. USD LIBOR + 0.923%, 3.03%, 11/22/2023(4)	194,412
	JP Morgan Chase & Co.
55,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(4)	53,054
15,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(4)	14,208
25,000	3 mo. USD LIBOR + 1.580%, 4.26%, 02/22/2048(4)	24,078
	Morgan Stanley
125,000	2.75%, 05/19/2022	121,262
65,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(4)	61,796
50,000	Royal Bank of Canada 2.15%, 10/26/2020	48,870
35,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	34,692
	Wells Fargo & Co.
75,000	2.63%, 07/22/2022	72,175
10,000	4.40%, 06/14/2046	9,381
70,000	4.75%, 12/07/2046	69,068

		2,017,251

	Commercial Services - 0.2%
35,000	United Rentals North America, Inc. 5.88%, 09/15/2026	36,488

	Construction Materials - 0.5%
90,000	Standard Industries, Inc. 6.00%, 10/15/2025(1)	93,375

	Diversified Financial Services - 0.6%
25,000	American Express Co. 3.40%, 02/27/2023	24,803
90,000	Navient Corp. 7.25%, 01/25/2022	95,175

		119,978

	Electric - 1.8%
20,000	AES Corp. 4.00%, 03/15/2021	20,106
40,000	Appalachian Power Co. 6.38%, 04/01/2036	49,743
10,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028(1)	9,545
50,000	Dominion Energy, Inc. 2.50%, 12/01/2019	49,398

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 5,000	Emera U.S. Finance L.P. 4.75%, 06/15/2046	$4,983
58,000	Georgia Power Co. 2.00%, 09/08/2020	56,597
30,000	ITC Holdings Corp. 3.25%, 06/30/2026	28,331
70,000	Pacific Gas & Electric Co. 6.05%, 03/01/2034	82,234
25,000	South Carolina Electric & Gas Co. 4.50%, 06/01/2064	22,917
25,000	Southern Co. 4.40%, 07/01/2046	24,651

		348,505

	Engineering & Construction - 0.9%
200,000	Mexico City Airport Trust 3.88%, 04/30/2028(1)	179,520

	Entertainment - 0.1%
20,000	Discovery Communications LLC 2.80%, 06/15/2020(1)	19,769

	Food - 0.1%
30,000	Kraft Heinz Foods Co. 4.38%, 06/01/2046	26,992

	Healthcare-Products - 0.4%
	Becton Dickinson and Co.
25,000	3.36%, 06/06/2024	24,053
30,000	3.70%, 06/06/2027	28,417
25,000	Boston Scientific Corp. 4.00%, 03/01/2028	24,748
10,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	9,688

		86,906

	Healthcare-Services - 1.0%
25,000	Aetna, Inc. 2.80%, 06/15/2023	23,868
50,000	Anthem, Inc. 2.25%, 08/15/2019	49,502
15,000	Cigna Corp. 3.88%, 10/15/2047	13,061
80,000	Dignity Health 2.64%, 11/01/2019	79,436
5,000	Humana, Inc. 2.50%, 12/15/2020	4,911
15,000	UnitedHealth Group, Inc. 3.75%, 10/15/2047	13,873

		184,651

	Home Builders - 0.1%
25,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	24,813

	Insurance - 1.1%
47,000	American International Group, Inc. 3.38%, 08/15/2020	47,055
130,000	Assurant, Inc. 3.54%, 03/26/2021(2)	130,642
20,000	Principal Life Global Funding 2.20%, 04/08/2020(1)	19,652
15,000	Willis North America, Inc. 3.60%, 05/15/2024	14,545

		211,894

	Internet - 0.3%
50,000	Amazon.com, Inc. 3.88%, 08/22/2037(1)	49,560

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

	Iron/Steel - 0.4%
$ 20,000	ArcelorMittal 6.13%, 06/01/2025	$21,650
	Vale Overseas Ltd.
25,000	6.25%, 08/10/2026	27,572
25,000	6.88%, 11/10/2039	29,050

		78,272

	IT Services - 0.4%
50,000	Apple, Inc. 3.35%, 02/09/2027	48,932
	Hewlett Packard Enterprise Co.
10,000	4.90%, 10/15/2025	10,272
15,000	6.35%, 10/15/2045	15,412

		74,616

	Machinery - Construction & Mining - 0.3%
50,000	Caterpillar Financial Services Corp. 1.85%, 09/04/2020	48,714

	Media - 1.7%
	Charter Communications Operating LLC / Charter Communications Operating Capital
65,000	5.38%, 05/01/2047	61,187
25,000	5.75%, 04/01/2048	24,795
20,000	6.48%, 10/23/2045	21,438
60,000	Comcast Corp. 3.15%, 02/15/2028	56,044
15,000	Cox Communications, Inc. 8.38%, 03/01/2039(1)	20,292
	Discovery Communications LLC
10,000	3.95%, 06/15/2025(1)	9,793
20,000	4.90%, 03/11/2026	20,519
	Time Warner, Inc.
30,000	3.80%, 02/15/2027	29,030
33,000	4.88%, 03/15/2020	34,085
	Viacom, Inc.
45,000	4.25%, 09/01/2023	45,249
10,000	4.38%, 03/15/2043	8,866

		331,298

	Miscellaneous Manufacturing - 0.1%
15,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	14,891

	Office/Business Equipment - 0.1%
25,000	Pitney Bowes, Inc. 4.70%, 04/01/2023	23,600

	Oil & Gas - 1.5%
	Anadarko Petroleum Corp.
20,000	4.50%, 07/15/2044	18,917
5,000	6.60%, 03/15/2046	6,136
10,000	Andeavor 3.80%, 04/01/2028	9,626
40,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	38,694
25,000	Continental Resources, Inc. 4.38%, 01/15/2028(1)	24,578
	Hess Corp.
20,000	4.30%, 04/01/2027	19,443
5,000	5.60%, 02/15/2041	5,053
15,000	Marathon Oil Corp. 3.85%, 06/01/2025	14,715
	Petrobras Global Finance B.V.
50,000	5.63%, 05/20/2043	41,742
5,000	6.75%, 01/27/2041	4,745
	Petroleos Mexicanos
10,000	5.35%, 02/12/2028(1)	9,514
10,000	6.35%, 02/12/2048(1)	9,170

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 55,000	6.75%, 09/21/2047	$53,097
20,000	Phillips 66 3.90%, 03/15/2028	19,666
10,000	QEP Resources, Inc. 5.38%, 10/01/2022	10,000
15,000	Valero Energy Corp. 3.40%, 09/15/2026	14,341

		299,437

	Pharmaceuticals - 1.4%
20,000	Allergan Funding SCS 3.45%, 03/15/2022	19,665
20,000	AstraZeneca plc 3.38%, 11/16/2025	19,437
	CVS Health Corp.
75,000	4.10%, 03/25/2025	74,730
10,000	5.05%, 03/25/2048	10,159
50,000	Mylan N.V. 3.75%, 12/15/2020	50,156
5,000	Mylan, Inc. 5.20%, 04/15/2048(1)	4,847
95,000	Quintiles IMS, Inc. 4.88%, 05/15/2023(1)	96,188

		275,182

	Pipelines - 1.1%
20,000	Andeavor Logistics L.P. / Tesoro Logistics Finance Corp. 4.25%, 12/01/2027	19,454
10,000	Energy Transfer Partners L.P. 5.15%, 03/15/2045	9,100
15,000	Kinder Morgan, Inc. 5.55%, 06/01/2045	15,364
20,000	MPLX L.P. 5.20%, 03/01/2047	20,454
10,000	Sabine Pass Liquefaction LLC 5.63%, 03/01/2025	10,654
	Sunoco Logistics Partners Operations L.P.
35,000	4.25%, 04/01/2024	34,439
30,000	5.40%, 10/01/2047	28,326
5,000	Texas Eastern Transmission L.P. 3.50%, 01/15/2028(1)	4,710
25,000	Valero Energy Partners L.P. 4.38%, 12/15/2026	24,676
15,000	Western Gas Partners L.P. 4.50%, 03/01/2028	14,817
35,000	Williams Partners L.P. 6.30%, 04/15/2040	39,532

		221,526

	Retail - 1.1%
	CVS Health Corp.
193,000	2.80%, 07/20/2020	191,806
15,000	5.13%, 07/20/2045	15,580
15,000	McDonald’s Corp. 3.35%, 04/01/2023	14,961

		222,347

	Semiconductors - 0.6%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
40,000	2.38%, 01/15/2020	39,430
60,000	3.63%, 01/15/2024	58,290
15,000	QUALCOMM, Inc. 4.30%, 05/20/2047	13,647

		111,367

	Software - 0.6%
50,000	Microsoft Corp. 3.30%, 02/06/2027	49,021

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 10,000	Oracle Corp. 4.00%, 11/15/2047	$9,739
	salesforce.com, Inc.
10,000	3.25%, 04/11/2023	9,919
5,000	3.70%, 04/11/2028	4,952
40,000	Western Digital Corp. 4.75%, 02/15/2026	39,400

		113,031

	Telecommunications - 1.5%
	AT&T, Inc.
80,000	4.10%, 02/15/2028(1)	77,631
10,000	4.25%, 03/01/2027	9,927
10,000	4.75%, 05/15/2046	9,313
	Telefonica Emisiones SAU
35,000	5.88%, 07/15/2019	36,202
15,000	7.05%, 06/20/2036	18,903
	Verizon Communications, Inc.
50,000	4.50%, 08/10/2033	49,167
35,000	4.52%, 09/15/2048	32,461
40,000	4.86%, 08/21/2046	39,151
10,000	5.01%, 08/21/2054	9,698
15,000	5.25%, 03/16/2037	15,664

		298,117

	Transportation - 0.6%
50,000	CSX Corp. 3.25%, 06/01/2027	47,291
15,000	Delta Airlines, Inc. 3.80%, 04/19/2023	14,885
50,000	FedEx Corp. 4.05%, 02/15/2048	45,535

		107,711

	Total Corporate Bonds (cost $6,649,171)	$6,437,927

Foreign Government Obligations - 1.0%
	United Arab Emirates - 1.0%
$ 200,000	Abu Dhabi Government International Bond 2.50%, 10/11/2022(1)	$191,212

	Total Foreign Government Obligations (cost $199,338)	$191,212

Municipal Bonds - 0.9%
	Development - 0.2%
$ 30,000	California State, GO Taxable 7.63%, 03/01/2040	$44,805

	Education - 0.1%
15,000	Chicago., IL, Board of Education 5.48%, 12/01/2024	14,490
5,000	6.14%, 12/01/2039	4,633

		19,123

	General Obligation - 0.6%
35,000	California State, GO Taxable 7.35%, 11/01/2039	50,326
17,000	City of Chicago, IL, GO 7.38%, 01/01/2033	18,269
40,000	Illinois State, GO 5.88%, 03/01/2019	40,852

		109,447

	Total Municipal Bonds (cost $176,146)	$173,375

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

Senior Floating Rate Interests - 5.4%(7)
	Auto Manufacturers - 0.5%
$ 99,750	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.87%, 11/06/2024	$100,312

	Biotechnology - 0.5%
$ 99,248	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.32%, 05/15/2022	$99,744

	Engineering & Construction - 0.7%
124,063	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.52%, 06/21/2024	125,195

	Insurance - 0.5%
96,357	Asurion LLC 1 mo. USD LIBOR + 2.750%, 5.12%, 08/04/2022	96,974

	Lodging - 0.5%
99,750	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.36%, 10/06/2024	99,925

	Miscellaneous Manufacturing - 0.5%
99,500	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.36%, 10/20/2024	99,767

	Oil & Gas - 0.4%
75,000	California Resources Corp. 1 mo. USD LIBOR + 4.750%, 0.00%, 12/31/2022(8)	76,523

	Packaging & Containers - 0.4%
80,000	Berry Global, Inc. 1 mo. USD LIBOR + 2.000%, 4.32%, 02/08/2020	80,434

	Software - 0.8%
145,332	First Data Corp. 1 mo. USD LIBOR + 2.250%, 4.32%, 04/26/2024	145,825

	Telecommunications - 0.6%
124,060	Sprint Communications, Inc. 1 mo. USD LIBOR + 2.500%, 4.86%, 02/02/2024	124,370

	Total Senior Floating Rate Interests (cost $1,043,487)	$1,049,069

U.S. Government Agencies - 38.8%
	Mortgage-Backed Agencies - 38.8%
	FHLMC - 7.9%
$ 100,000	3.00%, 05/01/2033(9)	$99,176
12,316	3.00%, 05/15/2041	12,181
500,000	3.00%, 05/01/2048(9)	481,987
500,000	3.50%, 05/01/2048(9)	496,550
100,000	4.00%, 05/01/2048(9)	101,891
300,000	4.50%, 05/01/2048(9)	312,398
40,000	3.24%, 08/25/2027	39,410

		1,543,593

	FNMA - 22.6%
300,000	4.50%, 05/01/2048(9)	312,492
11,164	2.00%, 09/25/2041	10,516
21,529	2.00%, 12/25/2041	20,352
21,811	2.50%, 12/25/2041	21,026
25,315	2.50%, 03/25/2046	24,312
80,000	2.88%, 11/01/2027	76,695
55,000	3.00%, 07/01/2027	53,284
28,701	3.00%, 02/25/2043	28,278
54,538	3.00%, 09/25/2047	53,485
200,000	3.10%, 02/01/2027	196,258
75,000	3.16%, 08/01/2027	73,636
13,246	3.50%, 05/25/2042	13,357
24,784	3.50%, 04/25/2048	24,881
200,000	3.00%, 05/01/2048	192,906
2,700,000	3.50%, 05/01/2048(9)	2,680,594

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

$ 600,000	4.00%, 05/01/2048(9)		$611,110

			4,393,182

	GNMA - 8.3%
1,000,000	3.50%, 05/01/2048(9)		1,001,250
100,000	4.50%, 05/01/2048(9)		103,758
400,000	4.00%, 05/01/2048(9)		409,125
100,000	4.50%, 06/01/2040(9)		103,570

			1,617,703

	Total U.S. Government Agencies (cost $7,612,236)		$7,554,478

U.S. Government Securities - 27.8%
	U.S. Treasury Securities - 27.8%
	U.S. Treasury Bonds - 7.6%
$ 750,000	3.00%, 02/15/2047		$736,435
103,000	3.75%, 11/15/2043		115,070
520,000	4.38%, 02/15/2038		626,255

			1,477,760

	U.S. Treasury Notes - 20.2%
544,480	0.38%, 07/15/2027(10)		527,974
1,945,000	1.13%, 02/28/2021		1,865,984
610,000	1.75%, 09/30/2019		604,353
420,000	1.75%, 05/15/2023		399,345
556,000	2.00%, 02/15/2025		525,311

			3,922,967

			5,400,727

	Total U.S. Government Securities (cost $5,546,353)		$5,400,727

	Total Long-Term Investments (cost $24,485,348)		$24,001,322

Short-Term Investments - 11.8%
	Foreign Government Obligations - 10.0%
	Japan Treasury Discount Bill
JPY 106,000,000	0.05%, 07/09/2018(11)		$968,947
106,000,000	0.03%, 06/11/2018(11)		968,884

			1,937,831

	Other Investment Pools & Funds - 1.8%
$ 350,246	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.62%(12)		350,246

	Total Short-Term Investments (cost $2,327,277)		$2,288,077

	Total Investments Excluding Purchased Options (cost $26,812,625)	135.2%	$26,289,399
	Total Purchased Options (cost $22,441)	0.1%	$19,682

	Total Investments (cost $26,835,066)	135.3%	$26,309,081
	Other Assets & Liabilities	(35.3)%	(6,857,077)

	Total Net Assets	100.0%	$19,452,004

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At April 30, 2018, the aggregate value of these securities was $2,258,832, which represented 11.6% of total net assets.
(2)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(3)	Security disclosed is interest-only strips.
(4)	Variable rate securities; the rate reported is the coupon rate in effect at April 30, 2018.
(5)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
(6)	This security was sold to the Fund under Regulation S, rules governing offers and sales made outside the United States without registration under the Securities Act of 1933, as amended. The Fund may only be able to resell this security in the United States if an exemption from registration under the federal and state securities laws is available, or the Fund may only be able to sell this security outside of the United States (such as on a foreign exchange) to a non-U.S. person. Unless otherwise indicated, this holding is determined to be liquid. At April 30, 2018, the aggregate value of this security was $409,614, which represented 2.1% of total net assets.
(7)	Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of April 30, 2018.
(8)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.
(9)	Represents or includes a TBA transaction.
(10)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.
(11)	The rate shown represents current yield to maturity.
(12)	Current yield as of period end.

		OTC Swaption Contracts Outstanding at April 30, 2018

Description	Counterparty	Exercise Price/FX Rate/ Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount	Number of Contracts	Market Value †	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Puts
3 months LIBOR USD-BBA Interest Rate Swap Expiring on 03/04/2029	BOA	3.20%		02/28/19	USD 1,370,000	1,370,000	$ 19,682	$ 22,441	$ (2,759)

Total purchased swaption contracts						1,370,000	$19,682	$22,441	$(2,759)

Futures Contracts Outstanding at April 30, 2018

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 10-Year Note Future	3	06/20/2018	$358,875	$369
U.S. Treasury 2-Year Note Future	2	06/29/2018	424,093	(1,285)
90-Day Euro Future	2	03/18/2019	486,225	(154)

Total				$(1,070)

Short position contracts:
U.S. Treasury 10-Year Ultra Future	6	06/20/2018	$767,344	$559
U.S. Treasury Long Bond Future	2	06/20/2018	287,687	(1,504)
U.S. Treasury Ultra Bond Future	1	06/20/2018	157,125	(1,978)
90-Day Euro Future	2	03/16/2020	485,050	796

Total				$(2,127)

Total futures contracts				$(3,197)

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

OTC Credit Default Swap Contracts Outstanding at April 30, 2018

Reference Entity		Counter- party	Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)

Credit default swaps on indices:
Sell protection:
CMBX.NA.BBB.6	DEUT	USD	235,000	3.00%	05/11/63	Monthly	$—	$(34,165)	$(27,510)	$6,655
CMBX.NA.BBB.6	MSC	USD	20,000	3.00%	05/11/63	Monthly	—	(3,250)	(2,341)	909
CMBX.NA.BBB.6	MSC	USD	10,000	3.00%	05/11/63	Monthly	—	(1,682)	(1,170)	512
CMBX.NA.BBB.6	GSC	USD	10,000	3.00%	05/11/63	Monthly	—	(1,668)	(1,170)	498
CMBX.NA.BBB.6	MSC	USD	10,000	3.00%	05/11/63	Monthly	—	(1,651)	(1,171)	480
CMBX.NA.BBB.6	MSC	USD	5,000	3.00%	05/11/63	Monthly	—	(840)	(585)	255
CMBX.NA.BBB.6	DEUT	USD	5,000	3.00%	05/11/63	Monthly	—	(839)	(586)	253

Total							$—	$(44,095)	$(34,533)	$9,562

Total traded indices							$—	$(44,095)	$(34,533)	$9,562

Total OTC contracts							$—	$(44,095)	$(34,533)	$9,562

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Credit Default Swap Contracts Outstanding at April 30, 2018

Reference Entity		Notional Amount (a)	(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value †	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.IG.29	USD	23,000	(1.00%)	12/20/22	Quarterly	$(395)	$(489)	$(94)
CDX.NA.IG.30.V1	USD	95,000	(1.00%)	06/20/23	Quarterly	(1,474)	(1,848)	(374)
ITRAXX.EUR.29.V1	EUR	120,000	(1.00%)	06/20/23	Quarterly	(3,524)	(3,492)	32
ITRAXX.XOV.29.V1	EUR	70,000	(5.00%)	06/20/23	Quarterly	(8,821)	(9,258)	(437)

Total						$(14,214)	$(15,087)	$(873)

Credit default swaps on indices:
Sell protection:
CDX.EM.29.V1	USD	135,000	1.00%	06/20/23	Quarterly	$(2,452)	$(2,436)	$16
CDX.NA.HY.30.V1	USD	329,000	5.00%	06/20/23	Quarterly	19,359	24,153	4,794

Total						$16,907	$21,717	$4,810

Total						$2,693	$6,630	$3,937

(a)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at April 30, 2018

Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value †	Unrealized Appreciation/ (Depreciation)
12M Federal Funds Rate	2.18% Fixed	USD	95,000	11/15/24	Annual	$—	$—	$1,833	$1,833
12M Federal Funds Rate	2.18% Fixed	USD	90,000	11/15/24	Annual	—	(94)	1,736	1,830
12M Federal Funds Rate	2.06% Fixed	USD	133,000	11/15/24	Annual	2,934	—	3,803	869
12M Federal Funds Rate	2.45% Fixed	USD	60,000	11/15/24	Annual	—	—	268	268
12M Federal Funds Rate	2.46% Fixed	USD	65,000	11/15/24	Annual	—	—	267	267

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

12M Federal Funds Rate	2.25% Fixed	USD	45,000	11/15/24	Annual	535	—	761	226
12M Federal Funds Rate	2.25% Fixed	USD	10,000	11/15/24	Annual	119	—	169	50
3 Mo. USD LIBOR	2.25% Fixed	USD	886,000	06/20/28	Semi-Annual	49,387	—	56,206	6,819
3 Mo. USD LIBOR	2.75% Fixed	USD	120,000	12/20/47	Semi-Annual	$—	$(2,662)	$4,944	$7,606

Total						$52,975	$(2,756)	$69,987	$19,768

OTC Total Return Swap Contracts Outstanding at April 30, 2018

Reference Entity	Counterparty	Notional Amount	Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value †	Unrealized Appreciation/ (Depreciation)
iBoxx USD liquid High Yield	MSC USD	200,000	1.00%	12/20/18	Quarterly	$292	$—	$(561)	$(853)
iBoxx USD liquid High Yield	GSC USD	197,000	1.00%	12/20/18	Quarterly	321	—	(3,072)	(3,393)

Total						$613	$—	$(3,633)	$(4,246)

Foreign Currency Contracts Outstanding at April 30, 2018

Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
991,478	USD	106,000,000	JPY	BOA	06/11/18	$19,996	$—
993,783	USD	106,000,000	JPY	BOA	07/09/18	20,328	—
Total						$40,324	$—

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Counterparty Abbreviations:

BOA	Banc of America Securities LLC
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
MSC	Morgan Stanley

Currency Abbreviations:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:

CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
ITRAXX.EUR	Markit iTraxx - Europe
ITRAXX.XOV	Markit iTraxx Index - Europe Crossover
iBoxx	Markit i Boxx indices - Euro, Sterling, Asian, US Dollar and European high-yield bond markets

Other Abbreviations:

CMO	Collateralized Mortgage Obligation
EM	Emerging Markets
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
OTC	Over-the-Counter
TBA	To Be Announced

Municipal Abbreviations:

GO	General Obligation

Hartford Total Return Bond ETF

  Schedule of Investments – (continued)

  April 30, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of April 30, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$3,194,534	$—	$3,194,534	$—
Corporate Bonds	6,437,927	—	6,437,927	—
Foreign Government Obligations	191,212	—	191,212	—
Municipal Bonds	173,375	—	173,375	—
Senior Floating Rate Interests	1,049,069	—	1,049,069	—
U.S. Government Agencies	7,554,478	—	7,554,478	—
U.S. Government Securities	5,400,727	—	5,400,727	—
Short-Term Investments	2,288,077	350,246	1,937,831	—
Purchased Options	19,682	—	19,682	—
Foreign Currency Contracts(2)	40,324	—	40,324	—
Futures Contracts(2)	1,724	1,724	—	—
Swaps - Credit Default(2)	14,404	—	14,404	—
Swaps - Interest Rate(2)	19,768	—	19,768	—

Total	$26,385,301	$351,970	$26,033,331	$—

Liabilities
Futures Contracts(2)	$(4,921)	$(4,921)	$—	$—
Swaps - Credit Default(2)	(905)	—	(905)	—
Swaps - Total Return(2)	(4,246)	—	(4,246)	—

Total	$(10,072)	$(4,921)	$(5,151)	$—

(1)	For the period ended April 30, 2018, there were no transfers between any levels.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Hartford Funds Exchange-Traded Trust

Notes to the Schedule of Investments

1. Investment Valuation and Fair Value Measurements:

Hartford Funds Exchange-Traded Trust (the “Trust”), which consists of multiple investment series (each a “Fund” and, collectively, “Funds”), values securities and other investments as follows: For each Fund’s shares (“Shares”), net asset value per Share is computed by dividing the value of the net assets of the Fund (i.e., the value of its total assets less total liabilities) by the total number of Shares outstanding. Expenses and fees, including the management fees, are accrued daily and taken into account for purposes of determining net asset value. The net asset value of a Fund is calculated by the Custodian and determined as of the close of the regular trading session on the NYSE Arca (ordinarily 4:00 p.m. Eastern time) on each day, that such exchange is open. Fixed-income assets are generally valued as of the announced closing time for trading in fixed-income instruments in a particular market or exchange. Creation/redemption order cut-off times may be earlier on any day that the Securities Industry and Financial Markets Association (or applicable exchange or market on which a Fund’s investments are traded) announces an early closing time. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at market rates on the date of valuation (generally as of 4:00 p.m. London time) as quoted by one or more sources.

In calculating a Fund’s net asset value per Share, the Fund’s investments are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of other funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The Valuation Committee, may use various pricing services, or discontinue the use of any pricing service, as approved by the Board of Trustees of the Trust (the “Board of Trustees”) from time to time. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Board of Trustees has delegated to the Valuation Committee the responsibility to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates, market indices, and prices from each Fund’s Index Provider). In these cases, the Fund’s net asset value may reflect certain Fund securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of Fund securities may change on days when you will not be able to purchase or sell your Shares.

The Trust’s accounting services provider will obtain market prices for the Fund securities and exchange rates, if applicable, from independent pricing services approved or ratified by the Board of Trustees (“Pricing Services”). The Pricing Services shall determine such prices and rates in a manner consistent with the procedures below.

A. Equity Securities: The accounting services provider obtains readily available market quotations from the Pricing Services approved by the Board of Trustees. Equity securities shall be valued: (a) by using readily available market quotations provided by a primary pricing service; (b) by using a secondary pricing service; or (c) by obtaining direct written broker-dealer quotations.

Equity securities will be valued in the following order:

1. If a security is traded on the date, then the last quoted sale price on the exchange on which the security is principally traded, up to the time of valuation, is used. If the security is not traded on the date, the security will be valued at the mean between the last available bid and asked price. If the security is listed on more than one exchange, the price on the exchange that is generally considered the principal exchange will be used.

2. Securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the last available bid and asked prices.

B. Fixed Income Securities: Fixed income securities shall be valued in the following order: (a) by using readily available market quotations provided by a pricing service; (b) by using a market value from a pricing service generated by a pricing matrix based upon yield data for securities with similar characteristics; or (c) by obtaining direct written broker-dealer quotations. Fixed income securities are valued at the quoted bid for such securities. Interest-bearing commercial paper which is purchased at par will be priced at par.

C. Options and Futures Contracts: Options, futures contracts and options thereon, which are traded on exchanges, are valued at their bid price as of the close of such exchanges or, if no sales are reported, at the mean between the last available bid and asked prices on such day as reported by the pricing service shall be used. If an options or futures exchange closes later than 3:00 p.m. Central Time, the options or futures traded on it are valued based on the mean between the most recent bid and asked prices as of 3:00 p.m. Central Time.

D. Short-Term Obligations: Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term debt obligations with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the applicable Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

E. Over-the-Counter (“OTC”) Securities: OTC securities that are not traded on NASDAQ shall be valued at the most recent trade price.

F. Foreign Currency Contracts: Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

The Funds adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Fund would receive upon selling an investment in an ordinary transaction to an independent buyer in the principal or most advantageous market of the investment.

The Funds categorize their fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Funds’ assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value might not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Fund’s investments). The valuation of fixed income securities held by the Funds are obtained from an independent pricing service and categorized as Level 2 based on the use of other significant observable market based inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.). Examples of events that may be “significant events” are government actions, natural disasters, armed conflicts, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by such Fund’s benchmark Index, which, in turn, could result in a difference between a Fund’s performance and the performance of such Fund’s benchmark Index.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

2. Securities Lending:

Each Fund may lend Fund securities to certain creditworthy borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. The borrowers provide collateral that is marked to market daily, in an amount at least equal to the current market value of the securities loaned. A Fund may terminate a loan at any time and recall the securities loaned. A Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. A Fund cannot vote proxies for securities on loan, but may recall loans to vote proxies if a material issue affecting the Fund’s economic interest in the investment is to be voted upon. Interest earned on securities out on loan is not eligible for qualified interest income for federal tax purposes. Should the borrower of the securities fail financially, a Fund may experience delays in recovering the securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the securities lending agent to be of good financial standing. In a loan transaction, a Fund will also bear the risk of any decline in value of securities acquired with cash collateral received by the Fund. Each Fund will seek to minimize this risk by limiting the investment of cash collateral to high quality instruments of short maturity. This strategy is not used to leverage a Fund.

With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. A Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, a Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the lending Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default.

A Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board of Trustees who administer the lending program for the Funds in accordance with guidelines approved by the Board of Trustees. In such capacity, the lending agent causes the delivery of loaned securities from a Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program. State Street has been approved by the Board to serve as securities lending agent for the Funds and the Trust has entered into an agreement with State Street for such services. Among other matters, the Trust has agreed to indemnify State Street for certain liabilities. Any securities lending income earned by a Fund appears on the Statements of Operations net of any fees paid to State Street for serving as the securities lending agent.

Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process – especially so in certain international markets such as Taiwan), ‘‘gap’’ risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees a Fund has agreed to pay a borrower), risk of loss of collateral, credit, legal, counterparty and market risk. Although State Street has agreed to provide a Fund with indemnification in the event of a borrower default, a Fund is still exposed to the risk of losses in the event a borrower does not return a Fund’s securities as agreed. For example, delays in recovery of securities loaned may cause a Fund to lose the opportunity to sell the securities at a desirable price.

The table below shows the securities lending information for Corporate Bond ETF for the period ended April 30, 2018. Municipal Opportunities ETF, Quality Bond ETF, Schroders Tax-Aware Bond ETF and Total Return Bond ETF did not have any securities on loan during the period.

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral
Corporate Bond ETF	$ 204,543	$ 209,040	$ —

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of April 30, 2018.

Corporate Bond ETF

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions(1)
Corporate Bonds	$209,040	$—	$—	$—	$209,040
Total Borrowings	$209,040	$—	$—	$—	$209,040
Gross amount of recognized liabilities for securities lending transactions					$209,040

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS EXCHANGE-TRADED TRUST

Date: June 27, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: June 27, 2018	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)